Deposits, prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Deposits Prepaid Expenses And Other Current Assets
Schedule of deposits prepaid expenses and other current assets

	December 31, 2022	December 31, 2023	December 31, 2023
	S$’000	S$’000	US$’000

Deposits	265	209	158
Prepayments	100	120	91
Other receivables	164	173	131
Provision for expired credits	161	158	120

	690	660	500